Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments [Line Items]
Carrying amount	$ 778	$ 990
Israel [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	72	72
Europe [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	252	294
Asia [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	249	342
North America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	114	150
Others [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	17	26
South America [Member]
Disclosure of financial instruments [Line Items]
Carrying amount	$ 74	$ 106